Summary of significant accounting policies - Leases (Details) - USD ($)	Jun. 30, 2021	Jul. 01, 2019
Recently issued accounting pronouncements
Present value of lease liabilities	$ 1,136,074
Adjustment | ASU 2016-02
Recently issued accounting pronouncements
Operating lease right-of-use assets	1,300,000	$ 1,300,000
Present value of lease liabilities	$ 1,300,000	$ 1,300,000
Incremental borrowing rate (as a percent)		6.09%